Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure details of fair value measurements of financial assets [Line Items]
Balance at beginning of year	¥ 397,160	¥ 338,747	¥ 403,383	¥ 323,366
Net income (loss)	33	(3)	100	(4)
Other comprehensive income	(7,253)	4,677	(11,071)	16,282
Purchases and issuances	2,518	45,510	6,143	115,053
Sales and settlements	(435)	(5,916)	(4,130)	(16,670)
Transfer from Level 3				(61,008)
Others	1,921	14,660	(481)	20,655
Balance at end of period	393,944	397,674	393,944	397,674
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line Items]
Balance at beginning of year	30,705	39,556	32,931	34,910
Net income (loss)	33	(3)	100	(4)
Other comprehensive income	110	(87)	889	111
Purchases and issuances		225	312	7,421
Sales and settlements	(392)	(5,121)	(3,928)	(5,996)
Others	(706)	1,306	(555)	(565)
Balance at end of period	29,750	35,877	29,750	35,877
Stocks [member]
Disclosure details of fair value measurements of financial assets [Line Items]
Balance at beginning of year	366,455	299,191	370,452	288,380
Other comprehensive income	(7,363)	4,765	(11,961)	16,172
Purchases and issuances	2,518	45,285	5,831	107,632
Sales and settlements	(43)	(796)	(202)	(10,598)
Transfer from Level 3				(61,008)
Others	2,627	13,353	74	21,219
Balance at end of period	¥ 364,194	¥ 361,798	¥ 364,194	361,798
Derivative financial instruments [member]
Disclosure details of fair value measurements of financial assets [Line Items]
Balance at beginning of year				77
Sales and settlements				¥ (77)